Cover Page	9 Months Ended
Sep. 30, 2023
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	GOLAR LNG LIMITED
Document Period End Date	Sep. 30, 2023
Entity Central Index Key	0001207179
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q3
Amendment Flag	false